PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

June 23, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497 Filing for Prudential Global Total Return Fund, Inc.
Registration numbers 033-63943 and 811-04661

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated June 16, 2015 (SEC accession number 0000067590-15-000641), to the Prospectus, dated December 26, 2014 for the Prudential Global Total Return Fund, Inc. The purpose of the filing is to submit the 497 filing dated June 16, 2015 in XBRL for the Fund.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary